Income Tax: (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Details 1 [Abstract]
Income tax benefit based on Canadian tax rates	$ 4,533,974	$ 6,392,495	$ 3,859,103
Increase (decrease) due to:
Different tax rates on foreign subsidiaries	222,999	313,917	284,904
Non-deductible expenses	(1,712,121)	(1,725,616)	(1,419,266)
Change in valuation allowance and other	$ (3,044,852)	$ (4,980,796)	$ (2,724,741)